Subsequent Events	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date.

On March 31, 2021, the Company issued a convertible debenture in the amount of $6,000,000 and 120,000 ordinary shares as a commitment fee to an investor, YA II PN, Ltd. (“YA”). See the Form 6-K as filed with the SEC on March 31, 2021. On April 13, 2021, the Company issued to YA 567,590 Ordinary Shares after the receipt of a conversion notice dated April 12, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $760,684.93 at a conversion price of $1.3402. On April 14, 2021, the Company issued to YA 560,154 Ordinary Shares after the receipt of a conversion notice dated April 13, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $750,719.18 at a conversion price of $1.3402. On April 15, 2021, the Company issued to YA 1,119,234 Ordinary Shares after the receipt of a conversion notice dated April 13, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $1,500,000.00 at a conversion price of $1.3402. On April 27, 2021, the Company issued to YA 467,529 Ordinary Shares after the receipt of a conversion notice dated April 25, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $504,931.51 at a conversion price of $1.08. On May 3, 2021, the Company issued to YA 463,470 Ordinary Shares after the receipt of a conversion notice dated April 29, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $500,547.95 at a conversion price of $1.08. On May 3, 2021, the Company issued to YA 463,533 Ordinary Shares after the receipt of a conversion notice dated May 2, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $500,616.44 at a conversion price of $1.08. On May 3, 2021, the Company issued to YA 463,597 Ordinary Shares after the receipt of a conversion notice dated April 27, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $500,684.93 at a conversion price of $1.08. On May 19, 2021, the Company issued to YA 187,214 Ordinary Shares after the receipt of a conversion notice dated May 18, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $202,191.78 at a conversion price of $1.08. On May 24, 2021, the Company issued to YA 186,326 Ordinary Shares after the receipt of a conversion notice dated May 24, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $201,232.88 at a conversion price of $1.08. On May 28, 2021, the Company issued to YA 185,679 Ordinary Shares after the receipt of a conversion notice dated May 27, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $200,534.25 at a conversion price of $1.08. On June 2, 2021, the Company issued to YA 370,979 Ordinary Shares after the receipt of a conversion notice dated June 2, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $400,657.53 at a conversion price of $1.08.

On April 1, 2021, the Company, through its VIE, Long Yun, entered into an equity transfer agreement with Mr. Qiang Huang, who owns 100% of the equity interests in Hangzhou Xuzhihang Supply Chain Management Co., Ltd. (“Xuzhihang”), a limited liability company organized under the laws of the PRC. Xuzhihang provides supply chain management and other logistics related services. Pursuant to an equity transfer agreement, Mr. Qiang Huang transfered 60% of the equity interests in Xuzhihang to Hangzhou Longyun for a consideration of RMB600,000.